Label	Element	Value
Net Carrying Amount [Member]
Property, Plant, and Equipment and Right-of-Use Assets	rci_PropertyPlantandEquipmentandRightofUseAssets	$ 13,934,000,000
Gross carrying amount [member]
Property, Plant, and Equipment and Right-of-Use Assets	rci_PropertyPlantandEquipmentandRightofUseAssets	34,577,000,000
Accumulated depreciation and amortisation [member]
Property, Plant, and Equipment and Right-of-Use Assets	rci_PropertyPlantandEquipmentandRightofUseAssets	$ 20,643,000,000